CONVERTIBLE NOTES PAYABLE TO RELATED PARTY (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Nov. 30, 2013 Convertible Notes Payable [Member] Majority Shareholder [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	Nov. 30, 2013 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Nov. 30, 2013 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Nov. 30, 2013 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						$ 32,000	$ 27,000	$ 21,000	$ 19,000
Debt instrument, maturity date																						Nov. 30, 2015	Nov. 30, 2015	Nov. 30, 2013	Nov. 30, 2013
Debt instrument, variable interest reference rate							LIBOR	LIBOR	LIBOR	LIBOR	LIBOR
Debt instrument, interest rate basis points above reference rate												6.00%	6.00%	6.00%	6.00%	6.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Percent of interest in subsidiary securing arrangement							26.00%	26.00%	26.00%	26.00%	26.00%
Debt conversion, price per share							$ 1.50	$ 2.10	$ 2.10	$ 2.10	$ 2.10
Weighted average interest rate	6.25%	6.25%	6.35%	6.18%	6.28%	6.32%
Debt instrument, principal				29,870	23,612
Debt instrument, accrued interest				6,700	4,515
Interest expense	$ 2,185	$ 1,570	$ 1,109